RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Power purchase and revenue agreements	$ 558	$ 535	$ 601
Wind levelization agreement	1	7	6
Total related party revenues	559	542	607
Direct operating costs
Energy purchases	(22)	(20)	(13)
Energy marketing fee	(20)	(24)	(24)
Insurance services	(23)	(25)	(19)
Total related party direct operating costs	(65)	(69)	(56)
Interest (expense) income - borrowings	(13)	(8)	0
Management service costs	(108)	(80)	$ (82)
Brookfield Asset Management
Direct operating costs
Insurance services	$ (1)	$ (1)